SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS	12 Months Ended
Dec. 31, 2022
Short Term Loans And Current Portion Of Long-term Loans
SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS

NOTE 11 – SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS:

	Linked to	Interest rate	December 31, 2022	December 31, 2021

Short term loans	NIS	3.2%-7.5%	$1,114	$-
Current portion of long-term loans			289	158

			$1,403	$158